CONSOLIDATED STATEMENTS OF CASH FLOWS (Q1) - USD ($)	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Cash Flows from Operating Activities:
Net income (loss)	$ (78,928,074)	$ 1,822,107
Adjustments to reconcile net income to net cash used in operating activities:
Change in fair value of warrant liability	78,220,000	(195,000)
Interest earned on marketable securities held in Trust Account	(29,681)	(932,037)
Unrealized loss (gain) on marketable securities held in Trust Account	0	(1,152,686)
Changes in operating assets and liabilities:
Prepaid expenses	(70,897)	41,195
Accounts payable and accrued expenses	396,553	316,825
Net cash used in operating activities	(412,099)	(99,596)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	0	0
Cash withdrawn from Trust Account for redemptions	14,489	0
Net cash used in investing activities	14,489	0
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid	0	0
Proceeds from sale of Private Placement Warrants	0	0
Proceeds from promissory note - related party	200,000	0
Repayment of promissory note - related party	0	0
Payment of offering costs	0	0
Redemption of common shares	(14,489)	0
Net cash provided by financing activities	185,511	0
Net Change in Cash	(212,099)	(99,596)
Cash - Beginning	312,707	894,589
Cash - Ending	100,608	794,993
Non-Cash Investing and Financing Activities:
Change in value of ordinary shares subject to possible redemption	$ (78,928,072)	$ 1,822,104